Segmental Information - Summary of Information by Reportable Segment - Reconciliation of Capital Expenditure (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	$ 100	$ 148
Contract acquisition costs	45	74
Timing differences and other adjustments	2	20
Additions per the Financial Statements	59	104
Comprising additions to:
Goodwill and other intangible assets	33	52
Property, plant and equipment	17	30
Investment in associates and joint ventures	4	17
Other financial assets	5	5
Additions per the Group Financial Statements	59	104
Key money paid [member]
Disclosure of reportable segments [line items]
Contract acquisition costs	(43)	(64)
Americas [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	35	46
Contract acquisition costs	(32)	(33)
Timing differences and other adjustments	3	17
Additions per the Financial Statements	6	30
Comprising additions to:
Goodwill and other intangible assets	1	1
Property, plant and equipment	1	12
Investment in associates and joint ventures	4	17
Additions per the Group Financial Statements	6	30
EMEAA [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	25	44
Contract acquisition costs	(10)	(29)
Timing differences and other adjustments	(5)	4
Additions per the Financial Statements	10	19
Comprising additions to:
Goodwill and other intangible assets	0	1
Property, plant and equipment	5	13
Other financial assets	5	5
Additions per the Group Financial Statements	10	19
Greater China [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	1	2
Contract acquisition costs	(1)	(2)
Central [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	39	56
Timing differences and other adjustments	4	(1)
Additions per the Financial Statements	43	55
Comprising additions to:
Goodwill and other intangible assets	32	50
Property, plant and equipment	11	5
Additions per the Group Financial Statements	$ 43	$ 55